Submission	Dec. 31, 2025
Submission [Line Items]
Central Index Key	0002083946
Registrant Name	Willow Lane Acquisition Corp. II
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A